Commitments and Contingencies - Summary of Future Minimum Payments Under Non-cancelable Terms of Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation, to be Paid, Remainder of Fiscal Year	$ 10,497
Purchase Obligation, to be Paid, Year One	6,443	$ 700
Purchase Obligation, to be Paid, Year Two	0	0
Purchase Obligation, to be Paid, Year Three		18,931
Purchase Obligation, to be Paid, Year Four	0	0
Purchase Obligation, to be Paid, Year Five	0	0
Thereafter	0	0
Total	$ 16,940	$ 19,631